Other financing arrangements - Additional Information (Details) ¥ in Thousands	1 Months Ended															2 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 CNY (¥) vessel	Nov. 30, 2024 USD ($) vessel	Nov. 30, 2024 CNY (¥) vessel	Oct. 31, 2024 USD ($) teu vessel	May 31, 2024 USD ($) vessel	Nov. 30, 2021 USD ($) teu vessel	Oct. 31, 2021 USD ($) teu vessel	Aug. 31, 2021 USD ($) teu vessel	Jun. 30, 2021 USD ($) vessel teu	May 31, 2021 USD ($) teu vessel	Apr. 30, 2021 USD ($) teu vessel	Mar. 31, 2021 USD ($) teu	Jan. 31, 2021 USD ($) vessel teu	Oct. 31, 2020 USD ($) teu vessel	Nov. 30, 2020 USD ($) vessel teu	Sep. 30, 2020 USD ($) teu vessel	Apr. 30, 2020 USD ($) teu vessel	Jan. 31, 2018 USD ($) teu vessel	Dec. 31, 2024 USD ($) vessel teu	Dec. 31, 2022 USD ($) teu vessel	Dec. 31, 2023
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | teu																12,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]															Secured Overnight Financing Rate (SOFR)					Secured Overnight Financing Rate (SOFR)
Weighted average rate of interest, including the margin	6.56%	6.56%																		6.56%		7.36%
Leases for Five 11000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels														1	1				5
Capacity in TEUs | teu													11,000	11,000	11,000				11,000
Financing from counterparty | $													$ 83,700,000						$ 420,750,000
Terms of leases																			17 years
Prepayment on remaining balances of lease term | $														$ 69,166,000	$ 71,084,000
Leases for Five 11000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage															2.10%
Leases for Five 11000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage															2.65%
Leases for Four 12000 TEU vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																		4
Capacity in TEUs | teu																		12,000
Financing from counterparty | $																		$ 337,732,000
Terms of leases																		10 years
Lease payments include an interest component based on SOFR plus margin percentage																		2.85%
Leases for Two 13000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																	2
Capacity in TEUs | teu																	13,000
Financing from counterparty | $																	$ 138,225,000
Terms of leases																	10 years
Lease payments include an interest component based on SOFR plus margin percentage																	3.01%
Leases for Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																2
Capacity in TEUs | teu																12,000
Financing from counterparty | $																$ 158,400,000
Leases for Two 12000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage																2.00%
Leases for Two 12000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage																2.50%
Leases for Two 12000 TEU Vessels, 10 Year Term
Sale Leaseback Transaction [Line Items]
Terms of leases																10 years
Leases for Two 12000 TEU Vessels, 12 Year Term
Sale Leaseback Transaction [Line Items]
Terms of leases																12 years
Leases for Three Vessels Between 10,000 and 13,100 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels												3
Lease payments include an interest component based on SOFR plus margin percentage												3.01%
Refinancing from counterparty | $												$ 235,000,000
Leases for Three Vessels Between 10,000 and 13,100 TEU | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | teu												10,000
Terms of leases												96 months
Leases for Three Vessels Between 10,000 and 13,100 TEU | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | teu												13,100
Terms of leases												162 months
Leases for Three 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels												3
Capacity in TEUs | teu												12,200
Financing from counterparty | $												$ 243,000,000
Terms of leases												12 years
Lease payments include an interest component based on SOFR plus margin percentage												2.60%
Leases for Two 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels											2									2
Capacity in TEUs | teu											12,200									12,000
Financing from counterparty | $											$ 162,000,000
Terms of leases											10 years
Lease payments include an interest component based on SOFR plus margin percentage											2.00%
Leases for Six 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels								6
Capacity in TEUs | teu								7,000
Financing from counterparty | $								$ 445,000,000
Lease payments include an interest component based on SOFR plus margin percentage								2.71%
Number of vessels at a pre-determined purchase price								4
Number of taken delivery vessels	4	4																		4
Proceeds from sale-leaseback financing | $																				$ 296,504,000
Proceeds from lease financing | $																				$ 0
Leases for Eight Vessels Between 16,000 and 24,000 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels										8
Financing from counterparty | $										$ 895,320,000
Lease payments include an interest component based on SOFR plus margin percentage										2.50%
Number of taken delivery vessels	4	4																		4
Proceeds from sale-leaseback financing | $																				$ 424,080,000
Proceeds from lease financing | $																				$ 0
Leases for Eight Vessels Between 16,000 and 24,000 TEU | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | teu										16,000
Leases for Eight Vessels Between 16,000 and 24,000 TEU | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs										24,000
Leases for Six 15500 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels									6
Capacity in TEUs | teu									15,500
Financing from counterparty | $									$ 661,826,000
Lease payments include an interest component based on SOFR plus margin percentage									2.60%
Number of taken delivery vessels	3	3																		3
Proceeds from sale-leaseback financing | $																				$ 325,393,000
Leases for Six 15000 TEU and Four 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $							$ 889,651,000
Proceeds from lease financing | $																				$ 0
Leases for Six 15000 TEU and Four 7000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage							2.30%
Leases for Six 15000 TEU and Four 7000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage							2.60%
Leases for Six 15000 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels							6
Capacity in TEUs | teu							15,000
Leases for Four 7000 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels							4
Capacity in TEUs | teu							7,000
Leases for Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																					2
Capacity in TEUs | teu																					12,000
Terms of leases																					13 years 3 months
Lease payments include an interest component based on SOFR plus margin percentage																					2.10%
Proceeds from sale-leaseback financing | $																					$ 226,000,000
Number of vessels with sale-leaseback financing completed																					2
Leases for Two 12000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Option to purchase lease period																					5 years
Leases for Two 12000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Option to purchase lease period																					7 years 11 months
Leases for Four 11800 and Four 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Terms of leases																				14 years
Lease payments include an interest component based on SOFR plus margin percentage	1.70%	1.70%																		1.70%
Proceeds from sale-leaseback financing | $																				$ 818,400,000
Option to purchase lease period																				9 years 6 months
Leases for Four 11800 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																				4
Capacity in TEUs | teu																				11,800
Leases for Four 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																				4
Capacity in TEUs | teu																				15,000
Leases for Seven 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																				10
Capacity in TEUs | teu																				15,000
Proceeds from sale-leaseback financing | $																				$ 1,357,010,000
Leases for Seven 15000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage	1.10%	1.10%																		1.10%
Leases for Three 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																				14
Capacity in TEUs | teu																				7,000
Terms of leases																				13 years 6 months
Lease payments include an interest component based on SOFR plus margin percentage	1.70%	1.70%																		1.70%
Proceeds from sale-leaseback financing | $																				$ 1,414,857,000
Leases for Four 10600 CEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels						4
Capacity in TEUs						10,800
Terms of leases						15 years
Proceeds from sale-leaseback financing | $						$ 472,910,000
Leases for Three 13600 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels					3
Capacity in TEUs | teu					13,600
Terms of leases					15 years
Proceeds from sale-leaseback financing | $					$ 466,894,000
Leases for Three 13600 RMB Vessels
Sale Leaseback Transaction [Line Items]
Proceeds from sale-leaseback financing | $					$ 3,408,000,000
Leases for Two 13600 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels			2	2
Capacity in TEUs			13,600	13,600
Terms of leases			15 years	15 years
Proceeds from sale-leaseback financing			$ 311,263,000	¥ 2,272,000
Lease for One 13600 TEU Vessel
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels	1	1
Capacity in TEUs	13,600	13,600
Terms of leases	15 years	15 years
Proceeds from sale-leaseback financing	$ 155,631,000	¥ 1,136,000
Lease for One 16000 TEU Vessel
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels	1	1
Capacity in TEUs	16,000	16,000
Terms of leases	12 years	12 years
Proceeds from sale-leaseback financing | $	$ 173,250,000
Leases for Three 12000 CEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																				3
Capacity in TEUs																				12,000
Terms of leases																				10 years
Proceeds from sale-leaseback financing | $																				$ 224,000,000
Lease for One 12020 Equivalent Unit Vessel
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels																1
Capacity in TEUs | teu																12,000